Schedule of Changes in Fair Value Warrant Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair value at beginning of year	$ 12,854
Issuance of new warrants	13,217	12,261
Exercise of warrants	(6,840)	(12,208)
Change in fair value of warrant liability	(19,017)	12,801
Warrant inducement expense	2,629
Fair value at end of year	$ 2,843	$ 12,854